Stock options	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock options
6.	Stock options

The Company maintains a stock option plan and grants options to officers, directors and employees of the Company at market prices. A total of 785,000 shares were reserved for issue under the plan. The options vest at the date of grant and expire five years thereafter. There were no options to purchase shares outstanding or any options granted or modified during the three years ended December 31, 2011.